CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands		Total	Private Placement, Ordinary Share Offering	Private Placement, Equity Financing Purchase Agreement	Total Pagaya Technologies Ltd. Shareholders’ Equity	Total Pagaya Technologies Ltd. Shareholders’ Equity Private Placement, Ordinary Share Offering	Total Pagaya Technologies Ltd. Shareholders’ Equity Private Placement, Equity Financing Purchase Agreement	Ordinary Shares (Class A and Class B)		Ordinary Shares (Class A and Class B) Private Placement, Ordinary Share Offering	Ordinary Shares (Class A and Class B) Private Placement, Equity Financing Purchase Agreement	Additional Paid-In Capital	Additional Paid-In Capital Private Placement, Ordinary Share Offering	Additional Paid-In Capital Private Placement, Equity Financing Purchase Agreement	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit	Non-Controlling Interests
Beginning balance (in shares) at Dec. 31, 2021	[1]	33,866,582
Beginning balance at Dec. 31, 2021		$ 307,047
Redeemable Convertible Preferred Shares
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs (in shares)	[1]	(33,866,582)
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs		$ (307,047)
Ending balance (in shares) at Dec. 31, 2022	[1]	0
Ending balance at Dec. 31, 2022		$ 0
Beginning balance (in shares) at Dec. 31, 2021	[1]							16,195,483
Beginning balance at Dec. 31, 2021		$ 177,352			$ 1,292							$ 113,170			$ 0	$ (111,878)	$ 176,060
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon exercise of share options (in shares)		1,393,798						1,393,798	[1]
Issuance of ordinary shares upon exercise of share options		$ 1,617			1,617							1,617
Issuance of ordinary shares upon vesting of RSUs (in shares)	[1]							10,242
Issuance of ordinary shares upon exercise of warrants (in shares)	[1]							1,878,280
Issuance of ordinary shares related to commitment shares (in shares)	[1]							3,878
Issuance of ordinary shares related to commitment shares		1,000			1,000							1,000
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs (in shares)	[1]							37,460,951
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs		581,359			581,359							581,359
Share-based compensation		250,711			250,711							250,711
Reclassification of warrants		20,575			20,575							20,575
Contributions of interests in consolidated VIEs		105,469															105,469
Return of capital to interests in consolidated VIEs		(77,764)															(77,764)
Other comprehensive income (loss)		(2,122)			(713)										(713)		(1,409)
Net income (loss)		(292,774)			(302,321)											(302,321)	9,547
Ending balance (in shares) at Dec. 31, 2022	[1]							56,942,632
Ending balance at Dec. 31, 2022		$ 765,423			553,520							968,432			(713)	(414,199)	211,903
Redeemable Convertible Preferred Shares
Issuance of preferred shares, net of issuance costs (in shares)	[1]	5,000,000
Issuance of preferred shares, net of issuance costs		$ 74,250
Ending balance (in shares) at Dec. 31, 2023	[1]	5,000,000
Ending balance at Dec. 31, 2023	[2]	$ 74,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon exercise of share options (in shares)		914,908						925,240	[1]
Issuance of ordinary shares upon exercise of share options		$ 4,334			4,334							4,334
Issuance of ordinary shares upon vesting of RSUs (in shares)	[1]							962,679
Issuance of ordinary shares upon exercise of warrants (in shares)	[1]							99,711
Issuance of ordinary shares related to commitment shares (in shares)	[1]							1,587,157
Issuance of ordinary shares related to commitment shares		27,892			27,892							27,892
Share-based compensation		78,721			78,721							78,721
Reversal of issuance costs associated with the Business Combination and PIPE Investment		4,401			4,401							4,401
Issuance of ordinary shares in connection with the acquisition of Darwin Homes, Inc. (in shares)	[1]							1,525,827
Issuance of ordinary shares in connection with the acquisition of Darwin Homes, Inc.		18,134			18,134							18,134
Reclassification of investments		16,460			(1,881)										(1,881)		18,341
Contributions of interests in consolidated VIEs		19,955															19,955
Return of capital to interests in consolidated VIEs		(64,371)															(64,371)
Other comprehensive income (loss)		(8,461)			3,038										3,038		(11,499)
Net income (loss)		(196,739)			(128,438)											(128,438)	(68,301)
Ending balance (in shares) at Dec. 31, 2023	[1]							62,043,246
Ending balance at Dec. 31, 2023		$ 665,749			559,721							1,101,914			444	(542,637)	106,028
Ending balance (in shares) at Dec. 31, 2024	[1]	5,000,000
Ending balance at Dec. 31, 2024	[2]	$ 74,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon exercise of share options (in shares)		571,989						586,847	[1]
Issuance of ordinary shares upon exercise of share options		$ 2,640			2,640							2,640
Issuance of ordinary shares upon vesting of RSUs (in shares)	[1]							2,371,735
Issuance of ordinary shares related to commitment shares (in shares)	[1]									7,500,000	814,569
Issuance of ordinary shares related to commitment shares			$ 89,956	$ 12,232		$ 89,956	$ 12,232						$ 89,956	$ 12,232
Issuance of ordinary shares upon employee stock purchase plan (in shares)	[1]							59,145
Issuance of ordinary shares upon employee stock purchase plan		665			665							665
Share-based compensation		68,646			68,646							68,646
Issuance of ordinary shares in connection with the acquisition of Darwin Homes, Inc. (in shares)	[1]							504,440
Issuance of ordinary shares in connection with the acquisition of Darwin Homes, Inc.		5,969			5,969							5,969
Contributions of interests in consolidated VIEs		63,960															63,960
Return of capital to interests in consolidated VIEs		(9,820)															(9,820)
Other comprehensive income (loss)		(12,753)			(11,932)										(11,932)		(821)
Net income (loss)		(445,698)			(401,406)											(401,406)	(44,292)
Ending balance (in shares) at Dec. 31, 2024	[1]							73,879,982
Ending balance at Dec. 31, 2024		$ 441,546			$ 326,491							$ 1,282,022			$ (11,488)	$ (944,043)	$ 115,055

[1]	Share amounts have been retroactively adjusted to reflect the 1-for-12 reverse share split effected on March 8, 2024.
[2]	Share amounts have been retroactively adjusted to reflect the 1-for-12 reverse share split effected on March 8, 2024.